Financial liabilities - Change in derivative instruments (Details) - EUR (€) € in Thousands		12 Months Ended
	May 24, 2023	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2023	Aug. 24, 2023	Aug. 20, 2023
Disclosure of detailed information about financial instruments [line items]
Exercises of share warrants	€ 1,850	€ 45	€ 3
Financial liabilities, at fair value		€ 162,256	€ 58,469	€ 125,191
Kreos A & B BSA
Disclosure of detailed information about financial instruments [line items]
Exercises of share warrants	€ 1,850
Financial liabilities, at fair value						€ 23,995
Oceane
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value					€ 1,762